PRIVATE PLACEMENT (Details) - USD ($)		1 Months Ended	3 Months Ended
	Dec. 07, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Private Placement [Abstract]
Proceeds from private placement of warrants			$ 8,000,000
Redeemable Class A Ordinary Shares [Member]
Private Placement [Abstract]
Proceeds from private placement of warrants		$ 8,800,000
Number of shares called by each warrant (in shares)		1	1
Private Placement Warrants [Member]
Private Placement [Abstract]
Warrants Issued (in shares)	5,333,333
Share price (in dollars per share)	$ 1.50
Proceeds from private placement of warrants	$ 8,000,000
Exercise price of warrant (in dollars per share)		$ 11.50	$ 11.50	$ 11.50
Private Placement Warrants [Member] | Redeemable Class A Ordinary Shares [Member]
Private Placement [Abstract]
Number of shares called by each warrant (in shares)		1	1	1